Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net earned premiums	$ 23,702	$ 27,343	$ 30,077
Net investment income	6,834	7,000	7,561
Net realized gains on investments, excluding other-than-temporary impairment losses	263	838	371
Net other-than-temporary impairment losses recognized in earnings	0	0	(6)
Amortization of deferred gain on disposal of businesses	(228)	398	436
Fees and other income	147	139	155
Total revenues	30,718	35,718	38,594
Benefits, losses and expenses
Policyholder benefits	15,941	21,281	19,617
Underwriting, general and administrative expenses	7,755	9,935	12,454
Total benefits, losses and expenses	23,696	31,216	32,071
Income before provision for income taxes	7,022	4,502	6,523
Provision for income taxes	1,852	929	1,639
Net income	$ 5,170	$ 3,573	$ 4,884